Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets
Cash and balances at central banks		$ 107,068		$ 108,370
Loans and advances to banks		12,447		16,868
Receivables from securities financing transactions		84,245		95,349
Cash collateral receivables on derivative instruments		23,289		23,602
Loans and advances to customers		326,786		320,352
Other financial assets measured at amortized cost		22,980		22,563
Total financial assets measured at amortized cost		576,815		587,104
Financial assets at fair value held for trading		127,514		104,370
of which: assets pledged as collateral that may be sold or repledged by counterparties		41,285		32,121
Derivative financial instruments	[1],[2],[3]	121,841		126,210
Brokerage receivables		18,007		16,840
Financial assets at fair value not held for trading	[4]	83,944		82,690
Total financial assets measured at fair value through profit or loss		351,307		330,110
Financial assets measured at fair value through other comprehensive income	[5]	6,345		6,667
Investments in subsidiaries		1,051		1,099		$ 1,045
Property, equipment and software		12,804		9,348
Goodwill and intangible assets		6,469		6,647
Deferred tax assets	[6]	9,537		10,105
Other non-financial assets		7,856		7,410
Total assets	[7]	972,183		958,489		939,279
Liabilities
Amounts due to banks		6,570		10,962
Payables from securities financing transactions		7,778		10,296
Cash collateral payables on derivative instruments		31,415		28,906
Customer deposits		448,284		419,838
Debt issued measured at amortized cost	[8]	110,497		132,271
Other financial liabilities measured at amortized cost		9,712		6,885
Total financial liabilities measured at amortized cost		614,256		609,158
Financial liabilities at fair value held for trading	[9],[10],[11]	30,591		28,943
Derivative financial instruments	[1],[2],[3],[9],[11]	120,880		125,723
Brokerage payables designated at fair value		37,233		38,420
Other financial liabilities designated at fair value	[12]	35,940		33,594
Debt issued designated at fair value		66,809		57,031
Total financial liabilities measured at fair value through profit or loss		291,452		283,711
Provisions		2,974		3,494
Other non-financial liabilities		8,794		9,022
Total liabilities		917,476		905,386
Equity
Equity attributable to shareholders		54,533		52,928
Equity attributable to non-controlling interests		174		176
Total equity		54,707		53,092
Total equity before the adoption of IFRIC 23				53,103		51,938
Total liabilities and equity		972,183		958,489
UBS AG (consolidated)
Assets
Cash and balances at central banks		107,068		108,370
Loans and advances to banks		12,379		16,642
Receivables from securities financing transactions		84,245		95,349
Cash collateral receivables on derivative instruments		23,289		23,603
Loans and advances to customers		327,992		321,482
Other financial assets measured at amortized cost		23,012		22,637
Total financial assets measured at amortized cost		577,985		588,084
Financial assets at fair value held for trading		127,695		104,513
of which: assets pledged as collateral that may be sold or repledged by counterparties		41,285		32,121
Derivative financial instruments	[1],[3],[13]	121,843		126,212
Brokerage receivables		18,007		16,840
Financial assets at fair value not held for trading	[4]	83,636		82,387
Total financial assets measured at fair value through profit or loss		351,181		329,953
Financial assets measured at fair value through other comprehensive income	[5]	6,345		6,667
Investments in subsidiaries		1,051		1,099		1,045
Property, equipment and software		11,826	[14],[15]	8,479
Goodwill and intangible assets		6,469		6,647
Deferred tax assets	[6]	9,513		10,066
Other non-financial assets		7,547		7,062
Total assets	[7]	971,916		958,055		940,020
Liabilities
Amounts due to banks		6,570		10,962
Payables from securities financing transactions		7,778		10,296
Cash collateral payables on derivative instruments		31,416		28,906
Customer deposits		450,591		421,986
Funding from UBS Group AG and its subsidiaries	[16],[17],[18]	47,866		41,202
Debt issued measured at amortized cost	[8]	62,835		91,245
Other financial liabilities measured at amortized cost		10,373		7,576
Total financial liabilities measured at amortized cost		617,429		612,174
Financial liabilities at fair value held for trading		30,591		28,949
Derivative financial instruments	[1],[3],[13]	120,880		125,723
Brokerage payables designated at fair value		37,233		38,420
Other financial liabilities designated at fair value	[12]	36,157		33,594
Debt issued designated at fair value		66,592		57,031
Total financial liabilities measured at fair value through profit or loss		291,452		283,717
Provisions		2,938		3,457
Other non-financial liabilities		6,168		6,275
Total liabilities		917,988		905,624
Equity
Equity attributable to shareholders		53,754		52,256
Equity attributable to non-controlling interests		174		176
Total equity		53,928		52,421
Total equity before the adoption of IFRIC 23				52,432		$ 51,429
Total liabilities and equity		971,916		958,055
UBS AG (consolidated) | Elimination entries
Assets
Loans and advances to banks		(45,931)		(45,978)
Receivables from securities financing transactions		(27,771)		(54,932)
Cash collateral receivables on derivative instruments		(9,038)		(12,240)
Loans and advances to customers		(17,612)		(21,838)
Other financial assets measured at amortized cost		(2,327)		(1,869)
Total financial assets measured at amortized cost		(102,679)		(136,857)
Financial assets at fair value held for trading		(1,479)		(3,911)
of which: assets pledged as collateral that may be sold or repledged by counterparties		(22,701)		(24,714)
Derivative financial instruments		(30,899)		(35,972)
Brokerage receivables		(1)		(2)
Financial assets at fair value not held for trading		(14,498)		(16,566)
Total financial assets measured at fair value through profit or loss		(46,877)		(56,451)
Investments in subsidiaries		(50,227)		(49,922)
Property, equipment and software		(385)		(24)
Goodwill and intangible assets		35		(56)
Deferred tax assets				52
Other non-financial assets		(140)		14
Total assets		(200,273)		(243,244)
Liabilities
Amounts due to banks		(113,181)		(94,618)
Payables from securities financing transactions		(27,696)		(55,008)
Cash collateral payables on derivative instruments		(9,027)		(12,118)
Customer deposits		38,861		16,994
Debt issued measured at amortized cost		(70)		(573)
Other financial liabilities measured at amortized cost		(2,842)		(1,838)
Total financial liabilities measured at amortized cost		(113,954)		(147,161)
Financial liabilities at fair value held for trading		(1,317)		(3,828)
Derivative financial instruments		(30,852)		(36,025)
Brokerage payables designated at fair value		(3)		(14)
Other financial liabilities designated at fair value		(3,445)		(5,959)
Debt issued designated at fair value		(38)		(17)
Total financial liabilities measured at fair value through profit or loss		(35,655)		(45,843)
Provisions				83
Other non-financial liabilities		34		47
Total liabilities		(149,576)		(192,875)
Equity
Equity attributable to shareholders		(50,697)		(50,369)
Total equity		(50,697)		(50,369)
Total liabilities and equity		(200,273)		(243,244)
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		36,386	[19]	36,350	[20]
Loans and advances to banks		32,888	[19]	34,063	[20]
Receivables from securities financing transactions		56,946	[19]	70,028	[20]
Cash collateral receivables on derivative instruments		22,830	[19]	23,136	[20]
Loans and advances to customers		88,386	[19]	93,141	[20]
Other financial assets measured at amortized cost		5,723	[19]	4,696	[20]
Total financial assets measured at amortized cost		243,159	[19]	261,415	[20]
Financial assets at fair value held for trading		113,802	[19]	92,784	[20]
of which: assets pledged as collateral that may be sold or repledged by counterparties		58,599	[19]	49,509	[20]
Derivative financial instruments		118,708	[19]	119,590	[20]
Brokerage receivables		11,453	[19]	11,063
Financial assets at fair value not held for trading		49,525	[19]	50,592	[20]
Total financial assets measured at fair value through profit or loss		293,488	[19]	274,030	[20]
Financial assets measured at fair value through other comprehensive income		176	[19]	171	[20]
Investments in subsidiaries		51,212	[19]	50,971	[20]
Property, equipment and software		7,318	[19]	6,546	[20]
Goodwill and intangible assets		222	[19]	308	[20]
Deferred tax assets		618	[19]	533	[20]
Other non-financial assets		5,060	[19]	4,623	[20]
Total assets		601,252	[19]	598,598	[20]
Liabilities
Amounts due to banks		55,738	[19]	36,430	[20]
Payables from securities financing transactions		21,326	[19]	36,840	[20]
Cash collateral payables on derivative instruments		30,571	[19]	28,096	[20]
Customer deposits		85,954	[19]	77,180	[20]
Funding from UBS Group AG and its subsidiaries	[17]	47,866	[19]	41,202	[20]
Debt issued measured at amortized cost		54,317	[19]	82,653	[20]
Other financial liabilities measured at amortized cost		5,345	[19]	4,170	[20]
Total financial liabilities measured at amortized cost		301,117	[19]	306,571	[20]
Financial liabilities at fair value held for trading		25,292	[19]	23,455	[20]
Derivative financial instruments		117,597	[19]	119,131	[20]
Brokerage payables designated at fair value		25,358	[19]	26,559
Other financial liabilities designated at fair value		8,571	[19]	10,936	[20]
Debt issued designated at fair value		65,677	[19]	55,378	[20]
Total financial liabilities measured at fair value through profit or loss		242,495	[19]	235,458	[20]
Provisions		1,101	[19]	1,361	[20]
Other non-financial liabilities		1,644	[19]	1,676	[20]
Total liabilities		546,357	[19]	545,067	[20]
Equity
Equity attributable to shareholders		54,895	[19]	53,531	[20]
Total equity		54,895	[19]	53,531	[20]
Total liabilities and equity		601,252	[19]	598,598	[20]
UBS AG (consolidated) | UBS Switzerland AG (standalone) | Reportable legal entities
Assets
Cash and balances at central banks		60,926	[19]	53,490	[20]
Loans and advances to banks		7,992	[19]	7,405	[20]
Receivables from securities financing transactions		12,536	[19]	28,637	[20]
Cash collateral receivables on derivative instruments		990	[19]	559	[20]
Loans and advances to customers		193,543	[19]	188,013	[20]
Other financial assets measured at amortized cost		8,168	[19]	8,564	[20]
Total financial assets measured at amortized cost		284,154	[19]	286,667	[20]
Financial assets at fair value held for trading		53	[19]	62	[20]
of which: assets pledged as collateral that may be sold or repledged by counterparties		0	[19]	0	[20]
Derivative financial instruments		4,251	[19]	3,834	[20]
Financial assets at fair value not held for trading		6,701	[19]	7,177	[20]
Total financial assets measured at fair value through profit or loss		11,004	[19]	11,073	[20]
Investments in subsidiaries		28	[19]	20	[20]
Property, equipment and software		1,144	[19]	242	[20]
Deferred tax assets		0	[19]	198	[20]
Other non-financial assets		1,770	[19]	1,659	[20]
Total assets		298,101	[19]	299,860	[20]
Liabilities
Amounts due to banks		28,240	[19]	24,774	[20]
Payables from securities financing transactions		565	[19]	1,167	[20]
Cash collateral payables on derivative instruments		98	[19]	35	[20]
Customer deposits		239,226	[19]	245,452	[20]
Debt issued measured at amortized cost		8,583	[19]	8,578	[20]
Other financial liabilities measured at amortized cost		2,666	[19]	1,454	[20]
Total financial liabilities measured at amortized cost		279,379	[19]	281,460	[20]
Financial liabilities at fair value held for trading		383	[19]	493	[20]
Derivative financial instruments		4,046	[19]	3,510	[20]
Total financial liabilities measured at fair value through profit or loss		4,429	[19]	4,004	[20]
Provisions		196	[19]	163	[20]
Other non-financial liabilities		931	[19]	929	[20]
Total liabilities		284,936	[19]	286,556	[20]
Equity
Equity attributable to shareholders		13,165	[19]	13,304	[20]
Total equity		13,165	[19]	13,304	[20]
Total liabilities and equity		298,101	[19]	299,860	[20]
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Assets
Cash and balances at central banks		9,756	[21]	18,530	[22]
Loans and advances to banks		17,430	[21]	21,151	[22]
Receivables from securities financing transactions		42,534	[21]	51,617	[22]
Cash collateral receivables on derivative instruments		8,508	[21]	12,148	[22]
Loans and advances to customers		63,676	[21]	62,166	[22]
Other financial assets measured at amortized cost		11,448	[21]	11,247	[22]
Total financial assets measured at amortized cost		153,351	[21]	176,858	[22]
Financial assets at fair value held for trading		15,320	[21]	15,578	[22]
of which: assets pledged as collateral that may be sold or repledged by counterparties		5,386	[21]	7,326	[22]
Derivative financial instruments		29,782	[21]	38,760	[22]
Brokerage receivables		6,556	[21]	5,779
Financial assets at fair value not held for trading		41,908	[21]	41,184	[22]
Total financial assets measured at fair value through profit or loss		93,565	[21]	101,300	[22]
Financial assets measured at fair value through other comprehensive income		6,169	[21]	6,495	[22]
Investments in subsidiaries		39	[21]	31	[22]
Property, equipment and software		3,749	[21]	1,714	[22]
Goodwill and intangible assets		6,212	[21]	6,395	[22]
Deferred tax assets		8,895	[21]	9,282	[22]
Other non-financial assets		857	[21]	766	[22]
Total assets		272,837	[21]	302,842	[22]
Liabilities
Amounts due to banks		35,773	[21]	44,377	[22]
Payables from securities financing transactions		13,583	[21]	27,297	[22]
Cash collateral payables on derivative instruments		9,773	[21]	12,894	[22]
Customer deposits		86,550	[21]	82,360	[22]
Debt issued measured at amortized cost		5	[21]	587	[22]
Other financial liabilities measured at amortized cost		5,204	[21]	3,790	[22]
Total financial liabilities measured at amortized cost		150,888	[21]	171,305	[22]
Financial liabilities at fair value held for trading		6,233	[21]	8,829	[22]
Derivative financial instruments		30,089	[21]	39,107	[22]
Brokerage payables designated at fair value		11,877	[21]	11,875
Other financial liabilities designated at fair value		31,031	[21]	28,618	[22]
Debt issued designated at fair value		952	[21]	1,670	[22]
Total financial liabilities measured at fair value through profit or loss		80,184	[21]	90,098	[22]
Provisions		1,641	[21]	1,850	[22]
Other non-financial liabilities		3,559	[21]	3,623	[22]
Total liabilities		236,271	[21]	266,876	[22]
Equity
Equity attributable to shareholders		36,391	[21]	35,790	[22]
Equity attributable to non-controlling interests		174	[21]	176	[22]
Total equity		36,566	[21]	35,966	[22]
Total liabilities and equity		$ 272,837	[21]	$ 302,842	[22]

[1]
Derivative financial liabilities as of 31 December 2019 include USD 17 million related to derivative loan commitments (31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 34 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed in Note 34 under Forward starting transactions.

[4]	Refer to Note 24c for more information on product type and fair value hierarchy categorization.
[5]	Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement.
[6]	Less deferred tax liabilities as applicable.
[7]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b

[8]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[9]
Carrying amount is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[10]
Contractual maturities of financial liabilities at fair value held for trading are: USD 30 billion due within 1 month (2018: USD 28.3 billion), USD 0.6 billion due between 1 month and 1 year (2018: USD 0.6 billion) and USD 0 billion due between 1 and 5 years (2018: USD 0 billion).

[11]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[12]
As of 31 December 2019 and 31 December 2018, the contractual redemption amount at maturity of other financial liabilities designated at fair value through profit or loss was not materially different from the carrying amount.

[13]
Financial assets and liabilities are presented net on the balance sheet if UBS AG has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[14]	Consists of USD 744 million related to Internally generated software, USD 101 million related to Owned properties and USD 98 million related to Leasehold improvements.
[15]	Reflects reclassifications to Properties held for sale.
[16]	All balances in 2019 are against UBS Group AG as counterparty. Prior year balances were against UBS Group Funding (Switzerland) AG as counterparty
[17]	Represents funding from UBS Group AG to UBS AG.
[18]	UBS AG has also recognized funding from UBS Group AG and its subsidiaries that is designated at fair value. Refer to Note 22b for more information.
[19]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[20]
Amounts presented for UBS AG standalone and UBS Switzerland AG standalone represent IFRS standalone information. Refer to the UBS AG standalone and UBS Switzerland AG standalone financial statements under “Complementary financial information” at www.ubs.com/investors for information prepared in accordance with Swiss GAAP

[21]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG, as well as standalone information for other subsidiaries.

[22]
The column ”Other subsidiaries“ includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE, UBS Asset Management AG and UBS Limited, as well as standalone information for other subsidiaries.